Revenue from Contract with Customers (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customers [Abstract]
Schedule of Revenue from Contract with Customers

Revenue from contract with customers consist of the following for the year ended March 31, 2024 and for the year ended March 31, 2023:

Disaggregated revenue information	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Types of services:
Subscription Income	$14,955,197	$13,930,887
Carriage/placement fees	5,410,248	3,406,204
Advertisement Income	556,582	1,413,553
Device activation fees	151,960	257,540
Fiber use revenue	289,788	—
Total revenue from customers	$21,363,775	$19,008,184
Timing of revenue recognition
Product transferred at point in time	—	—
Services transferred over time	$21,363,775	$19,008,184
Total	$21,363,775	$19,008,184

Schedule of Information about Receivables, Contract Assets and Contract Liabilities

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$3,682,302	$1,831,724